Income taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Effective income tax rate	(2.00%)	(3.00%)	(3.00%)
Provision for income taxes	$ 981	$ 640	$ 458
Increase in valuation allowance	17,151	4,283	3,863
Undistributed earnings of foreign subsidiaries	6,523
Interest and penalties related to uncertain tax positions	115	77	62
Net operating loss carryforwards	41,699	$ 29,824	$ 25,632
Embee Mobile Inc.
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,946
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 174,716